Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Rental deposits	¥ 167,282	$ 26,250	¥ 111,521
Others	18,511	2,906	9,938
Total	¥ 185,793	$ 29,156	¥ 121,459